Revenue Information - Summary of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total Revenue	$ 42,203,660	$ 38,511,652	$ 29,423,540
Europe
Disaggregation of Revenue [Line Items]
Total Revenue	19,411,490	30,211,836	18,180,788
PRC
Disaggregation of Revenue [Line Items]
Total Revenue	6,067,038	4,750,919	4,256,382
Others
Disaggregation of Revenue [Line Items]
Total Revenue	16,725,132	3,548,897	6,986,370
Product Revenues
Disaggregation of Revenue [Line Items]
Total Revenue	41,506,620	38,052,093	28,744,806
Service Revenues
Disaggregation of Revenue [Line Items]
Total Revenue	$ 697,040	$ 459,559	$ 678,734